Share-based payments - Schedule of share-based payment expense recognized in profit or loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Employee restricted share unit program	$ (75)	$ (40)	$ (18)
Business acquisition-related awards	0	(2)	(4)
Share warrants and share options	(72)	(45)	(22)
Direct share issuance	(10)	(7)	0
Share-based payment costs	(157)	(94)	(44)
Amount recognized as reduction of revenue	1	1	1
Share-based payments expense	$ (156)	$ (93)	$ (43)